Employee Compensation - Summary of Employee compensation (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee compensation [Abstract]
Wages and salaries	$ 49,931	$ 36,205	$ 32,245
Employer's contribution to defined contribution plans	5,428	3,313	3,429
Other employee benefits	1,283	937	1,186
Share grant and option expenses (Note 24)	8,542	6,660	3,204
Total	$ 65,184	$ 47,115	$ 40,064